Financial instruments - Summary of Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments that are Measured at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Debt securities
Total assets	¥ 30,480,967	¥ 27,507,843	¥ 24,967,066
Liabilities
Long-term debt including the current portion	1,375,055	1,259,042	1,037,953
Total liabilities	23,283,718	20,783,504	18,972,590
Financial liabilities at amortised cost, category [member] | At fair value [member]
Liabilities
Long-term debt including the current portion	902,122	849,930	630,845
Total liabilities	902,122	849,930	630,845
Financial liabilities at amortised cost, category [member] | Carrying amount [member]
Liabilities
Long-term debt including the current portion	909,706	857,019	631,716
Total liabilities	909,706	857,019	631,716
Financial liabilities at amortised cost, category [member] | Level 2 [Member] | At fair value [member]
Liabilities
Long-term debt including the current portion	841,249	794,479	605,444
Total liabilities	841,249	794,479	605,444
Financial liabilities at amortised cost, category [member] | Level 3 [Member] | At fair value [member]
Liabilities
Long-term debt including the current portion	60,873	55,451	25,401
Total liabilities	60,873	55,451	25,401
Financial assets at amortised cost, category [member] | At fair value [member]
Assets
Housing Loans in the Banking Business	2,837,349	2,559,073	2,161,432
Debt securities
Total assets	3,205,108	2,874,875	2,425,736
Financial assets at amortised cost, category [member] | Carrying amount [member]
Assets
Housing Loans in the Banking Business	2,752,985	2,342,728	1,919,219
Debt securities
Total assets	3,111,223	2,641,522	2,174,666
Financial assets at amortised cost, category [member] | Level 2 [Member] | At fair value [member]
Assets
Housing Loans in the Banking Business			2,161,432
Debt securities
Total assets	97,474	99,671	2,262,641
Financial assets at amortised cost, category [member] | Level 3 [Member] | At fair value [member]
Assets
Housing Loans in the Banking Business	2,837,349	2,559,073
Debt securities
Total assets	3,107,634	2,775,204	163,095
Financial assets at amortised cost, category [member] | Japanese National Government Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	86,622	87,705	94,062
Financial assets at amortised cost, category [member] | Japanese National Government Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	75,634	71,420	72,064
Financial assets at amortised cost, category [member] | Japanese National Government Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	86,622	87,705	94,062
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	1,963	2,010	2,835
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	1,717	1,716	2,503
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	1,963	2,010	2,835
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	3,727	3,883	4,166
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	3,583	3,537	3,634
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	3,727	3,883	4,166
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	5,121	6,032	105
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	5,047	5,907	98
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	5,121	6,032	105
Financial assets at amortised cost, category [member] | Securitized Products [Member] | At fair value [member]
Debt securities
Debt instruments held	269,376	211,229	160,760
Financial assets at amortised cost, category [member] | Securitized Products [Member] | Carrying amount [member]
Debt securities
Debt instruments held	271,308	211,271	174,772
Financial assets at amortised cost, category [member] | Securitized Products [Member] | Level 3 [Member] | At fair value [member]
Debt securities
Debt instruments held	269,376	211,229	160,760
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | At fair value [member]
Debt securities
Debt instruments held	950	4,943	2,376
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Carrying amount [member]
Debt securities
Debt instruments held	949	4,943	2,376
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	41	41	41
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Level 3 [Member] | At fair value [member]
Debt securities
Debt instruments held	¥ 909	¥ 4,902	¥ 2,335